Financial Information of the Parent Company - Schedule of Consolidated Financial Statements (Parentheticals) (Details) - Parent [Member] - $ / shares		Sep. 30, 2024	Sep. 30, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 11.25	$ 11.25
Ordinary shares, shares authorized	[1]	11,250,000	11,250,000
Ordinary shares, shares issued	[1]	42,880	6,062
Ordinary shares, shares outstanding	[1]	42,880	6,062

[1]	Retrospectively restated for effect of 15-for-1 and 40-for-1 shares consolidations.